Related Party Transactions - Additional Information (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Equity Investee | Content purchases
Related Party Transaction [Line Items]
Related party transaction, purchases	¥ 1,514,221	$ 215,775	¥ 1,076,326